Segment, Geographic and Revenue Information (Details) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenue from external customers		$ 307,634,389	$ 341,028,267	$ 329,089,036
Depreciation and amortization		34,227,530	36,429,836	39,693,240
Inventory write-down		5,171,752	3,756,726	3,673,213
Segment profit (loss)	[1]	6,667,865	39,139,124	12,338,456
Other Income		5,412,125	3,829,897	2,380,228
Other gains and losses		1,488,052	(976,560)	(925,673)
Finance costs		(2,663,605)	(2,867,861)	(2,707,887)
Share of profit of equity-accounted investees		311,714	239,006	100,778
Consolidated profit before income tax		11,216,151	39,363,606	11,185,902
Display segment [member]
Disclosure of operating segments [line items]
Net revenue from external customers		290,784,754	322,335,330	304,826,682
Depreciation and amortization		32,981,240	34,816,463	37,860,430
Inventory write-down		5,094,195	3,423,097	3,288,067
Segment profit (loss)	[1]	7,792,505	39,971,375	12,703,548
Energy Segment [Member]
Disclosure of operating segments [line items]
Net revenue from external customers		16,849,635	18,692,937	24,262,354
Depreciation and amortization		1,246,290	1,613,373	1,832,810
Inventory write-down		77,557	333,629	385,146
Segment profit (loss)	[1]	$ (1,124,640)	$ (832,251)	$ (365,092)

[1]	There were no intersegment revenues or other transactions between operating segments for the years ended December 31, 2016, 2017 and 2018.